Debt - Additional Information (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) extension	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Feb. 26, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 AUD ($)	Dec. 01, 2020 EUR (€)	Oct. 06, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 02, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Jul. 31, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Weighted-average interest rate on consolidated debt			3.00%		2.50%	2.50%	2.50%							3.00%	3.00%
Debt			$ 24,854		$ 26,053
Other debt			1,500		1,200
Financial Services
Debt Instrument [Line Items]
Debt			$ 20,748		19,638
Financial Services | Total Bonds
Debt Instrument [Line Items]
Debt					$ 3,216
CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage																			98.944%	98.944%
CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage	98.597%	98.597%															98.597%
CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount																					$ 500
Debt instrument principal amount of issue price percentage																					99.701%
CNH Industrial
Debt Instrument [Line Items]
Revolving credit facility, amount																						$ 500
Debt instrument principal amount of issue price percentage																						99.384%
3.875% Notes | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate					3.875%	3.875%	3.875%
Debt					$ 400
2.875% Notes Due May 2023 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Bonds, interest rate			2.875%											2.875%	2.875%			2.875%
Debt repurchase amount | €														€ 131.0				€ 268.0
Debt | €																		€ 700.0
4.875% Notes Due April 2021 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate					4.875%	4.875%	4.875%
Debt					$ 500
1.625% Notes Due March 2022 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €																										€ 10,000.0
Debt instrument principal amount of issue price percentage																										99.407%
1.625% Notes Due March 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €																										€ 75.0
Bonds, interest rate																										1.625%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount																									$ 500
Bonds, interest rate																									4.375%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate					4.375%	4.375%	4.375%
Debt					$ 500
1.375% Notes Due May 2022 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €																								€ 10,000.0
Debt instrument principal amount of issue price percentage																								99.335%
1.375% Notes Due May 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €																								€ 500.0
Bonds, interest rate																								1.375%
Debt repurchase amount | €														€ 184.0
1.750% Notes Due September 2025 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €																							€ 10,000.0
Debt instrument principal amount of issue price percentage																							99.248%
1.750% Notes Due September 2025 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €																							€ 650.0
Bonds, interest rate																							1.75%
3.850% Notes Due November 2027 | C H N Industrial N V
Debt Instrument [Line Items]
Bonds, interest rate																						3.85%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Bonds, interest rate																					4.20%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate					4.20%	4.20%	4.20%
Debt					$ 500
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Revolving credit facility, amount																			$ 500
Bonds, interest rate																			1.875%	1.875%
Debt instrument borrowing capacity amount | €																				€ 10,000.0
1.875% Notes Due January 2026 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount									$ 500
Bonds, interest rate									1.875%
Debt instrument principal amount of issue price percentage									99.761%
1.750% Bonds Due March 2027 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €																	€ 600.0
Bonds, interest rate	1.75%	1.75%															1.75%
Debt instrument borrowing capacity amount | €																	€ 10,000.0
1.625% Bonds Due July 2029 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €																€ 500.0
Bonds, interest rate																1.625%
Debt instrument borrowing capacity amount | €																€ 10,000.0
Debt instrument principal amount of issue price percentage																98.926%
2.200% Bonds Due July 2039 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €																€ 50.0
Bonds, interest rate																2.20%
Debt instrument borrowing capacity amount | €																€ 10,000.0
Debt instrument principal amount of issue price percentage																98.285%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Limited
Debt Instrument [Line Items]
Revolving credit facility, amount															$ 175
Bonds, interest rate			2.10%											2.10%	2.10%
Debt instrument principal amount of issue price percentage			99.899%											99.899%	99.899%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Limited | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate					2.10%	2.10%	2.10%
Debt					$ 135		$ 175
2.875% Notes Due September 2021 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Bonds, interest rate			2.875%											2.875%	2.875%
Debt repurchase amount | €														€ 64.0
Commercial Paper Program | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Long-term commercial paper			$ 387		0
Commercial Paper Program | CNH Industrial Financial Services S.A.
Debt Instrument [Line Items]
Long-term commercial paper			$ 105		$ 112
1.950% Notes Due July 2023 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount											$ 600
Bonds, interest rate											1.95%
Debt instrument principal amount of issue price percentage											99.37%
1.950% Notes Due July 2023 | CNH Industrial Capital LLC | Financial Services | Total Bonds
Debt Instrument [Line Items]
Bonds, interest rate					1.95%	1.95%	1.95%
Debt					$ 600
36.000% Notes Due August 2021 | CNH Industrial Capital Argentina SA
Debt Instrument [Line Items]
Revolving credit facility, amount										$ 31
36.000% Notes Due August 2021 | CNH Industrial Capital Argentina SA | Financial Services | Total Bonds
Debt Instrument [Line Items]
Revolving credit facility, amount										701
Bonds, interest rate					36.00%	36.00%	36.00%
Debt					$ 8	$ 701				$ 8
0.000% Notes Due in 2024 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Revolving credit facility, amount | €								€ 750.0
Bonds, interest rate								0.00%
Debt instrument principal amount of issue price percentage								99.91%
0.000% Notes Due in 2024 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt repurchase amount | €								€ 10,000.0
Joint HM Treasury and Bank of England Covid Corporate Financing Facility
Debt Instrument [Line Items]
Long-term commercial paper												$ 748	£ 600
Revolving Credit Facility | 2024 Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, term		5 years
Revolving credit facility, amount	$ 4,500	$ 4,500															€ 4,000.0
Number of years in each extension period | extension	2
Credit facility extension period (in years)	1 year
Revolving Credit Facility | March 2026 Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Revolving credit facility, amount | €				€ 3,950.5
Revolving Credit Facility | March 2025 Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Revolving credit facility, amount | €				€ 49.5
Revolving Credit Facility | New Credit Facility
Debt Instrument [Line Items]
Credit facility, term			5 years
Revolving credit facility, amount | €														€ 1,750.0
Asset-Backed Facilities
Debt Instrument [Line Items]
Credit facility			$ 4,100		3,900
Credit facility utilized amount			3,000		3,700
Financial Services | Unsecured Credit Facilities
Debt Instrument [Line Items]
Credit facility			$ 5,500		$ 6,100